ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equity Method Investment Summarized Financial Information [Table Text Block]
Year ended June 30,
2013

Net revenues	$49
Net income (loss)	$(33)

Schedule Of Consolidated Subsidiaries [Table Text Block]
As of June 30, 2015, details of the Company’s subsidiaries are as follows:

			Percentage of
			ownership interest
	Place of		attributable to the
Name of company	incorporation	Date of incorporation	Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited (“GTH”)	BVI	September 21, 2005	100%	-	Investment holding

Clear Mind Limited (“Clear Mind”)	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited (“World Hope”)	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing Helitong Science & Technology Exploration Co., Ltd. (“Helitong”)	The People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Hollysys Group Co., Ltd. (“Hollysys Group”)	PRC	December 17, 2007	-	100%	Investment holding

Hollysys (Beijing) Investment Co., Ltd. (“Hollysys Investment”)	PRC	April 15, 2011	-	100%	Investment management

Beijing Hollysys Automation & Drive Co., Ltd. (“Hollysys A&D”)	PRC	May 13, 2008	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys Automation Co., Ltd. (“Hangzhou Hollysys”)	PRC	September 24, 2003	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys System Engineering Co., Ltd. (“Hangzhou System”)	PRC	July 24, 2012		100%	Provision of integrated automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. (“Hollysys Electronics”)	PRC	June 4, 2010	-	100%	Manufacture components of automation products for members of Hollysys

Beijing Hollycon Medicine & Technology Co., Ltd. (“Hollycon”)	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Beijing Hollysys Co., Ltd. (“Beijing Hollysys”)	PRC	September 25, 1996	-	100%	Provision of integrated automation products and services

Xi’an Hollysys Co., Ltd. (“Xi'an Hollysys”)	PRC	March 9, 2011	-	100%	Research and development

Hollysys International Pte. Limited (“HI”)	Singapore	January 10, 2013	100%	-	Investment holding

Hollycon (Italy) Pte. Ltd ("Hollycon Italy")	Italy	December 15, 2014	-	99%	Manufacture and sale of medical automation equipment

Hollysys (Asia Pacific) Pte. Limited (“HAP”)	Singapore	October 23, 1997	-	100%	Provision of integrated automation products and services

Hollysys Automation India Private Limited (“HAIP”)	India	March 31, 2014	-	100%	Provision of automation products

Concord Corporation Pte. Ltd. (“CCPL”)	Singapore	March 10, 2008	-	100%	Provision of mechanical and electrical solutions and installation services

Concord Electrical Pte. Ltd. (“CEPL”)	Singapore	May 25, 1984	-	100%	Provision of mechanical and electrical solutions and installation services

Concord Electrical Sdn. Bhd. (“CESB”)	Malaysia	May 13, 1994	-	100%	Provision of mechanical and electrical solutions and installation services

Concord Solution (HK) Limited (“CSHK”)	Hong Kong	May 9, 2012	-	100%	Provision of mechanical and electrical solutions and installation services

Concord M Design and Engineering Company Limited (“CMDE”)	Macau	February 21, 2013	-	100%	Provision of mechanical and electrical solutions and installation services

Bond Corporation Pte. Ltd. (“BCPL”)	Singapore	November 1, 2012	-	100%	Investment holding

Bond M & E Pte. Ltd. (“BMSG”)	Singapore	March 6, 1981	-	100%	Provision of mechanical and electrical solutions and installation services

Bond M & E Sdn. Bhd. (“BMJB”)	Malaysia	October 25, 1983	-	100%	Provision of mechanical and electrical solutions and installation services

Bond M & E (KL) Sdn. Bhd. (“BMKL”)	Malaysia	October 24, 1989	-	100%	Provision of mechanical and electrical solutions and installation services